Note 12 - Transfers of the cumulative gains or losses within equity during the period (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Transfers of the cumulative gains or losses within equity during the period [Abstract]
Cumulative gains or losses within equity during the period	€ 0	€ 0